Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of current financial debt and derivative instruments [abstract]
Interest bearning accounts of associates payable on demand	$ 1,836	$ 1,778
Bank and other financial debt	719	701
Commercial Papers	2,289	3,951
Current portion of non-current financial debt	2,002	3,190
Fair value of derivative financial instruments	185	58
Total current financial debt and derivative financial instruments	$ 7,031	$ 9,678
Weighted average interest rate, associates	0.50%	0.50%
Weighted average interest rate on Bank and other financial debt	12.90%	9.60%